Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of retirement and employee benefit plans

	For the fiscal year ended June 30,
	2017	2016

Allocated shares	86,880	125,411
Shares committed to be released	9,338	9,338
Unearned shares	84,961	103,636
Total ESOP shares	181,179	238,385

Fair value of unearned shares at
End of period (dollars in thousands)	$802	$850

Schedule of earnings per share
(in thousands)	2017	2016

Net income allocated to common shareholders, basic and diluted	$935	$1,501

	2017	2016
Basic
Weighted-average common shares outstanding	8,345,422	8,324,195

Diluted
Weighted-average common shares outstanding (diluted)	8,345,422	8,324,195

Schedule of fair value measurements of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2017
Agency mortgage-backed: residential	$71	$--	$71	$--

2016
Agency mortgage-backed: residential	$81	$--	$81	$--
FHLMC stock	53	--	53	--
	$134	$--	$134	$--

Schedule of fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis

	Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2017
Other real estate owned, net
One to four family	$103	-	-	$103
Land	79	-	-	79

2016
Other real estate owned, net
One to four family	$274	-	-	$274
Land	9	-	-	79

Schedule of level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2017	(in thousands)	Technique(s)	Input(s)	Average)

Foreclosed and repossessed assets:
1-4 family	$103	Sales comparison approach	Adjustments for differences between comparable sales	-3.6% to 45.8% (-9.5%)
Land	79	Sales comparison approach	Adjustments for differences between comparable sales	3.5% to 6.6% (5.0%)

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2016	(in thousands)	Technique(s)	Input(s)	Average)

Foreclosed and repossessed assets:
1-4 family	$274	Sales comparison approach	Adjustments for differences between comparable sales	-24.0% to 15.2% (-5.1%)
Land	79	Sales comparison approach	Adjustments for differences between comparable sales	3.5% to 6.6% (5.0%)

Schedule of carrying value and fair value of the Company's financial instruments

		Fair Value Measurements at
(in thousands)	Carrying	June 30, 2017 Using
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$12,804	$12,804			$12,804
Term deposits in other financial institutions	4,201	4,201			4,201
Available-for-sale securities	71		$71		71
Held-to-maturity securities	1,487		1,523		1,523
Loans receivable - net	258,244			$269,606	269,606
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	679		4	675	679

Financial liabilities
Deposits	$182,845	$78,561	$103,786		$182,347
Federal Home Loan Bank advances	55,780		55,881		55,881
Advances by borrowers for taxes and insurance	818		818		818
Accrued interest payable	21		21		21

		Fair Value Measurements at
(in thousands)	Carrying	June 30, 2017 Using
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$13,108	$13,108			$13,108
Term deposits in other financial institutions	3,711	3,711			3,711
Available-for-sale securities	134		$134		134
Held-to-maturity securities	4,079		4,151		4,151
Loans receivable - net	238,468			$242,456	242,456
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	710		21	689	710

Financial liabilities
Deposits	$188,572	$81,814	$106,820		$188,634
Federal Home Loan Bank advances	33,211		33,517		33,517
Advances by borrowers for taxes and insurance	741		741		741
Accrued interest payable	22		22		22

Schedule of loans outstanding to executive officers, directors, significant shareholders and their affiliates

(in thousands)	2017	2016

Outstanding principal, beginning of year	$1,043	$1,393
Changes in composition of related parties	--	(288)
Principal disbursed during the year	--	--
Principal repaid and refinanced during the year	(60)	(62)
Outstanding principal, end of year	$983	$1,043